Employee Benefits - Change in Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
United Kingdom
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 27,297	$ 32,423
Expected return on plan assets	574	624	$ 586
Actual return/(loss) on plan assets	3,504	(584)
Employer contributions	148	153
Plan participants' contributions	24	24
Benefits paid	(177)	(3,049)
Foreign currency exchange rate changes	1,220	(1,670)
Fair value of plan assets at end of year	32,016	27,297	32,423
Switzerland
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	4,707	5,202
Expected return on plan assets	35	41	47
Actual return/(loss) on plan assets	1,114	(240)
Scheme contributions	89	109
Plan participants' contributions	67	83
Transferred (benefits paid)/balances	(72)	(77)
Settlement	0	(409)
Foreign currency exchange rate changes	74	(2)
Fair value of plan assets at end of year	$ 6,014	$ 4,707	$ 5,202